PGIM Real Assets Fund
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 99.5%
Affiliated Mutual Funds 97.5%
Domestic Equity — 38.4%
PGIM Jennison Energy Infrastructure Fund (Class R6)	450,656	$3,289,786
PGIM Jennison Natural Resources Fund (Class R6)	19,503	1,653,239
PGIM Select Real Estate Fund (Class R6)	701,131	10,615,120
		15,558,145
Fixed Income — 41.8%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	970,483	8,598,477
PGIM TIPS Fund (Class R6)	1,026,143	8,301,494
		16,899,971
International Equity — 17.3%
PGIM Global Real Estate Fund (Class R6)	131,646	3,058,134
PGIM Jennison Global Infrastructure Fund (Class R6)	207,404	3,924,076
		6,982,210

Total Affiliated Mutual Funds (cost $30,199,952)(wa)		39,440,326
Unaffiliated Exchange-Traded Fund 2.0%
SPDR Gold MiniShares Trust* (cost $828,788)(bb)	10,030	803,804

Total Long-Term Investments (cost $31,028,740)		40,244,130

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $515,531)(bb)(wa)	515,531	515,531

TOTAL INVESTMENTS 100.8% (cost $31,544,271)		40,759,661
Liabilities in excess of other assets (0.8)%		(303,873)

Net Assets 100.0%		$40,455,788

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

SPDR—Standard & Poor’s Depositary Receipts
TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1